Liquidity risk	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Liquidity risk
Liquidity risk

Overview
Liquidity risk is the risk that we do not have the liquid financial resources to meet our obligations when they fall due, or we can only secure such resources at excessive cost.
In this section, we describe our sources and uses of liquidity and how we manage liquidity risk. We also analyse our key liquidity metrics, including our LCRs and our eligible liquidity pools.
We then explain our funding strategy and structure and we analyse our wholesale funding. Finally, we analyse how we have encumbered some of our assets to support our funding activities.

Key metrics RFB DoLSub LCR of 150% (2019: 142%) Wholesale funding and AT1 with maturity <1 year £21.1bn (2019: £22.5bn) RFB DoLSub LCR eligible liquidity pool of £51.5bn (2019: £42.0bn)
OUR KEY LIQUIDITY RISKS (AUDITED)
Through our LRA framework, we manage our funding or structural contingent and market liquidity risks wherever they arise. This can be in retail and corporate deposit outflows, wholesale secured and unsecured liquidity outflows and off-balance sheet activities. Other risks our framework covers include funding concentrations, intra-day cash flows, intra-group commitments and support, and franchise retention.
Our main sources of liquidity
Customer deposits finance most of our customer lending. Although these funds are mostly callable, in practice they give us a stable and predictable core of funding. This is due to the nature of retail accounts and the breadth of our retail customer relationships.
We have a strong wholesale funding investor base, diversified across product types and geographies. Through the wholesale markets, we have active relationships in many sectors including banks, other financial institutions, corporates and investment funds. We access the wholesale funding markets through the issuance of capital, senior unsecured debt, covered bonds, structured notes and short-term funding. We also access these markets through securitisations of certain assets of Santander UK plc and our operating subsidiaries. For more on our programmes, see Notes 14, 22 and 26 in the Consolidated Financial Statements.
We generate funding on the strength of our own balance sheet, our own profitability and our own network of investors. In addition, we have access to UK Government funding schemes. We comply with rules set by the PRA, other regulators, and Banco Santander standards. While we manage, consolidate and monitor liquidity risk centrally, we also manage and monitor it in the business area it comes from. For more on our structural relationship with Banco Santander and how that impacts our liquidity management, see the Directors’ report.
Our main uses of liquidity
Our main uses of liquidity are to fund our lending in Retail Banking, Corporate & Commercial Banking and Corporate & Investment Banking, to pay interest and dividends, and to repay debt. Our ability to pay dividends depends on various factors. These include our regulatory capital needs, the level of our distributable reserves, and our financial performance. We also use liquidity to pay for business combinations.
LIQUIDITY RISK MANAGEMENT
Introduction
We manage liquidity risk on a consolidated basis in our CFO division, which is our centralised function for managing funding, liquidity and capital. We created our governance, oversight and control frameworks, and our LRA, on the same consolidated basis.
Under the PRA’s liquidity rules, Santander UK plc and its subsidiary Cater Allen Limited form the RFB Domestic Liquidity Sub-group (the RFB DoLSub), which allows the entities to collectively meet regulatory requirements for the purpose of managing liquidity risk. Each member of the RFB DoLSub will support the other by transferring surplus liquidity in times of stress.
Risk appetite
Our LRA statement is based on the principles of liquidity management we use to manage our balance sheet. It also supports our need to meet or exceed the rules of our regulators. In line with our liquidity management principles, we avoid an over-reliance on funding from a single product, customer or counterparty. We also maintain enough unencumbered customer assets to support current and future funding and collateral requirements and maintain enough capacity to monetise liquid assets and other counterbalancing capacity within an appropriate timeframe.
Our LRA is proposed to the Risk division and the Board, which is then approved under advice from the Board Risk Committee. Our LRA, in the context of our overall Risk Appetite, is reviewed and approved by the Board each year, or more often if needed.
Risk measurement We use a number of metrics to manage liquidity risk. These include metrics that show the difference between cash and collateral inflows and outflows in different periods. They also include structural metrics, such as our level of encumbered assets.
Ongoing business management
Within our framework of prudent funding and liquidity management, we manage our activities to minimise our liquidity risk. We have clear responsibilities for short-term funding, medium-term funding, encumbrance, collateral and liquid asset management. This ensures we manage liquidity risks as part of our daily operations, strategy and planning.
Our liquidity management framework is split between short-term and strategic activities. Our short-term activities focus on intra-day collateral; management and maintaining liquid assets to cover unexpected demands on cash in a stress scenario (such as large and unexpected deposit withdrawals by customers and loss of wholesale funding). Our strategic activities focus on ensuring we are not over reliant on any one source for funding and that we avoid excessive concentrations in the maturity of our funding.
We regularly test the liquidity of our eligible liquidity pool, in line with PRA and Basel rules. We do this by realising some of the assets through repurchase or outright sale to the market. We make sure that over any 12-month period we realise a significant part of our eligible liquidity pool. As well as our eligible liquidity pool, we always hold a portfolio of unencumbered liquid assets. Our LRA and PRA requirements determine the size and composition of this portfolio. These assets give us a source of contingent liquidity, as we can realise some of them in a time of stress to create liquidity through repurchase or outright sale to the market.
Stress testing
We have a liquidity stress test framework in place which is central to our LRA measurement and monitoring. It includes three severe but plausible stress test scenarios. To fit with our risk appetite, the liquidity outflows that come from these stress tests must be fully covered with high-quality liquid assets, other liquid assets and management actions sanctioned at the right level of governance. A funding plan disruption stress scenario also forms part of our LRA monitoring.
Our Risk division runs a range of stress tests. Our LRA stress test is a combination of three tests that cover idiosyncratic, market-wide and combined scenarios.
Our other tests consider scenarios such as a global economic slowdown that results in reduced confidence in the banking industry, a slowdown in one of the major economies or a deterioration in the availability of liquidity. These are considered on both an acute and protracted basis. We also run severe combined stress tests which look at both a deep and prolonged UK recession that results in a reduction in wholesale funding availability and a simultaneous idiosyncratic shock that would lead to retail and commercial outflows. In 2020, we added a new Covid-19 pandemic stress which excludes any UK government support.
We also conduct sensitivity analysis and reverse stress testing for instant liquidity shocks by each key liquidity risk. We do this to understand the impacts they would have on our LRA and our regulatory liquidity metrics.
We monitor our LCR to ensure we continue to meet the requirements. We also monitor the Net Stable Funding Ratio (NSFR), which is due to be implemented on 1 January 2022, and we expect to exceed any future requirements.
Risk mitigation (audited)
The Board aims to make our balance sheet resilient at all times and for it to be perceived as such by stakeholders. This preserves our short and long-term viability. The Board recognises that as we are involved in maturity transformation, we cannot hold enough liquidity to cover all possible stress scenarios. The Board requires us to hold enough liquidity to make sure we will survive three plausible but severe stress scenarios (our LRA stress). We do this by maintaining a prudent balance sheet structure and approved liquid resources.
Recovery framework
Our recovery plan sets out the risks we face, the indicators we use to monitor these risks and the actions available to mitigate a stress to liquidity or capital. We can therefore respond to a wide variety of stresses, from mild to severe, in a coordinated, effective and timely manner. We are mindful of our recovery capacity and monitor the headroom to recovery triggers. Recovery indicators are both qualitative and quantitative and are embedded into our management processes. If needed, recovery would be invoked early, in order to mitigate the effects of a stress and restore our financial position and balance sheet strength.
Our recovery plan is approved by the Board under advice from the Board Audit Committee and is subject to ongoing review and enhancement. It is owned by the CFO and managed by the CFO division.
Risk monitoring and reporting (audited)
We monitor liquidity risk daily, weekly and monthly. We do this through different committees and levels of management, including ALCO and the Board Risk Committee.
LIQUIDITY RISK REVIEW
Liquidity Coverage Ratio
This table shows our LCR and LRA at 31 December 2020 and 31 December 2019. The LRA data reflect the stress testing methodology in place at that time.

	LCR RFB DoLSub(1)		LRA RFB(2)
	2020	2019	2020	2019
	£bn	£bn	£bn	£bn
Eligible liquidity pool (liquidity value)(3)	51.2	41.6	47.2	40.6
Net stress outflows	(34.1)	(29.3)	(34.4)	(31.7)
Surplus	17.1	12.3	12.8	8.9
Eligible liquidity pool as a percentage of anticipated net cash flows	150%	142%	137%	128%
(1)The RFB LCR was 152% (2019:146%).
(2)The LRA is calculated for the Santander UK plc group (the RFB Group) and is a three-month Santander UK specific requirement.
(3)The liquidity value is calculated as applying an applicable haircut to the carrying value.
LCR eligible liquidity pool
This table shows the carrying value of our eligible liquidity pool assets at 31 December 2020 and 31 December 2019. It also shows the weighted average carrying value in the year.

								RFB DoLSub
	Carrying value						Weighted average carrying value in the year
	2020			2019			2020	2019
	Level 1	Level 2	Total	Level 1	Level 2	Total	Total	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	39.4	—	39.4	19.3	—	19.3	26.8	19.1
Government bonds	8.9	0.1	9.0	16.7	1.2	17.9	15.5	20.8
Supranational bonds and multilateral development banks	1.5	—	1.5	2.9	—	2.9	2.9	2.9
Covered bonds	1.0	—	1.0	1.4	0.1	1.5	1.2	2.4
Asset-backed securities	—	0.6	0.6	—	0.4	0.4	0.6	1.4
	50.8	0.7	51.5	40.3	1.7	42.0	47.0	46.6

Currency analysis
This table shows the carrying value of our eligible liquidity pool by major currencies at 31 December 2020 and 31 December 2019. The composition of the pool is consistent with the currency profile of our net liquidity outflows.

					RFB DoLSub
	US Dollar	Euro	Sterling	Other	Total
	£bn	£bn	£bn	£bn	£bn
2020	2.0	1.2	48.1	0.2	51.5
2019	3.6	1.2	36.1	1.1	42.0
2020 compared to 2019
RFB DoLSub LCR at 150% reflects our prudent approach in an uncertain operating environment and is significantly above regulatory requirements.
Although the key aim of the UK Government financial support measures introduced in 2020 (including the TFS and TFSME) was to limit damage to the wider economy from Covid-19, they had the side-effect of reducing any potential liquidity risks arising due to Covid-19. Although Covid-19 did not trigger a liquidity stress, its immediate negative impacts on liquidity, such as the drawing of committed credit and liquidity facilities, were largely offset by deposits from those same drawings as corporates reduced their spending. Similarly, the impact of the initial effective shutdown of the mortgage market and payment holidays granted to customers was offset by better than expected retail deposit balances as customers reduced their spending.
FUNDING RISK MANAGEMENT
Funding strategy
Our funding strategy continues to be based on maintaining a conservatively structured balance sheet and diverse sources of funding to meet the needs of our business strategy and plans. The CFO Division maintains a funding plan and ensures it is compliant with the LRA and regulatory liquidity and capital requirements.
Most of our funding comes from customer deposits. We source the rest from a mix of secured and unsecured funding in the wholesale markets. Overall, this means that we do not rely too heavily on wholesale funds. We manage funding requirements by targeting a specific Liquidity Coverage Ratio, we ensure maturities are prefunded and capital/TLAC requirements are prioritised. We also have checks and controls to limit our asset encumbrance from our secured funding operations.
As part of maintaining a diverse funding base, we raise funding in a number of currencies, including euro and USD, and convert it into sterling through currency swaps to fund our commercial assets which are largely sterling denominated.
Our base of stable retail and corporate deposits is a key funding source for us. We leverage our large and diverse customer base to offer products that give us a long-term sustainable source of funding. We do this by focusing on building long-term relationships. Over 85% of our total core retail customer liabilities are covered by the Financial Services Compensation Scheme (the FSCS).
Behavioural maturities
The contractual maturity of our balance sheet assets and liabilities highlights the maturity transformation that underpins the role of banks to lend long term, but to fund themselves mainly with shorter-term liabilities, like customer deposits. We do this by diversifying our funding operations across a wide customer base, both in numbers and by type of depositor. In practice, the behavioural profiles of many liabilities show more stability and longer maturity than their contractual maturity. This is especially true of many types of retail and corporate deposits that, while they may be repayable on demand or at short notice, have shown good stability even in times of stress. We model behaviour profiles using our experience of customer behaviour. We use this data to determine the funds transfer pricing interest rates at which we reward and charge our business units for sources and uses of funds. We apply this rate until a customer changes to a different product or service offered by us or by one of our competitors.
We continue to maintain the quality of our retail, commercial and wholesale deposits. We aim to deepen our customer relationships across all customer segments. We do this to lengthen the contractual and behavioural profile of our liability base.
Deposit funding
We mainly fund our Retail Banking, Corporate & Commercial Banking and Corporate & Investment Banking activities by customer deposits. We fund the rest through wholesale markets.
Wholesale funding
Wholesale funding and issuance model
Banco Santander is a multiple point of entry resolution group. This means that should it fail, it would be split up into parts. Healthy parts might be sold or be kept as a residual group without their distressed sister companies. The resolution or recapitalisation of the distressed parts might be effected via ‘bail in’ of bonds that had been issued to the market by a regional intermediate holding company.
Santander UK is a single point of entry resolution group. This means that resolution would work downwards from the group’s holding company i.e. Santander UK Group Holdings plc. Losses in subsidiaries would first be transferred up to Santander UK Group Holdings plc. If the holding company is bankrupt as a result, the group is deemed to be failing or likely to fail, it will be put into resolution. The ‘bail in’ tool is applied to the holding company, with the equity being written off and bonds written off or converted into equity as needed to recapitalise the group. Those bondholders would become the new owners, and the group would stay together.
Santander UK Group Holdings plc is the immediate holding company of Santander UK plc but does not guarantee its debts or other obligations. This structure is a Bank of England recommended configuration which aims to ensure the activities of the operating company are not disrupted as the Santander UK group goes through resolution, thereby maintaining continuity of services for customers.
Composition of wholesale funding
We are active in the wholesale markets and we have direct access to both money market and long-term investors through our funding programmes. This makes our wholesale funding well diversified by product, maturity, geography and currency. This includes currencies available across a range of channels from money markets, repo markets, senior unsecured, secured, medium-term and capital. For details of our main programmes, see the Funding Information section of our website www.santander.co.uk/uk/about-santander-uk/investor-relations/funding-information.
Santander UK plc is our main operating company issuer of senior unsecured debt, structured notes, short-term funding and covered bonds.
Our immediate parent Santander UK Group Holdings plc is the issuer of capital and MREL/Total Loss Absorbing Capacity (TLAC) eligible senior unsecured debt. Since the implementation of CRR II in June 2019, G-SIBs have been subject to the MREL standard. Since 1 January 2019, UK resolution entities that are G-SIBs or are part of a G-SIB, including our immediate parent Santander UK Group Holdings plc, have been required to meet the MREL minimum requirements, implemented through the Bank of England Statement of Policy on MREL in the UK. From 1 January 2020 the MREL requirement is the higher of (i) two times the Pillar 1 capital requirements and one times their Pillar 2A add-ons; (ii) 6% of CRR leverage exposures or (iii) two times the minimum leverage ratio requirement. The MREL requirements will be fully implemented from 1 January 2022 and G-SIBs will be required to meet to the higher of (i) two times the sum of Pillar 1 capital requirements and their Pillar 2A add-ons; (ii) 6.75% of CRR leverage exposures or (iii) two times the minimum leverage ratio requirement.

The Companyis subject to internal MREL as it meets the requirements of a material subsidiary of our ultimate parent Banco Santander SA.
We also access the wholesale markets through securitisations of certain assets of our operating subsidiaries. In addition, we have access to UK Government funding schemes. Eligible collateral for these schemes includes all collateral that is eligible in the Bank of England’s Discount Window Facility. We ensure that enough collateral is placed and available at the Discount Window.
FUNDING RISK REVIEW
Our funding strategy continues to be based on maintaining a conservatively structured balance sheet and diverse sources of funding to meet the needs of our business strategy and plans. The CFO Division maintains a funding plan and ensures it is compliant with the LRA and regulatory liquidity and capital requirements.
2020 compared to 2019
–Together with our immediate parent, Santander UK Group Holdings plc, our overall funding strategy remains to develop and sustain a diversified funding base. We also need to fulfil regulatory requirements as well as support our credit ratings.
–2020 presented unforeseen challenges in the debt capital markets with the Covid-19 pandemic causing significant volatility in March and April. However, despite the ongoing effect of Covid-19 on global economies and the growing concerns around a Brexit deal, the credit markets remained open, although at wider credit spreads. Following a rapid response from central banks to provide liquidity, notably the BoE’s Term Funding Scheme with additional incentives for SMEs (TFSME) in the UK, credit spreads retraced towards the end of the year.
–In January 2020 it was estimated that the 2020 funding requirement was £10bn to £12bn. At the end of Q1 2020, and before the impact of Covid-19 on global markets, we had issued £4.6bn of medium-term funding. We issued a further £0.8bn in August 2020 as we continued on our plan to achieve the required end state MREL requirement in January 2022. The introduction of the TFSME scheme in March 2020 meant there was no further need to access markets for funding, as any residual requirement would be met by drawing down on our initial borrowing allowance from the BoE scheme.
–In 2020 the total term funding was £5.4bn (2019: £4.5bn), of which £3.0bn was covered bonds and £2.4bn of senior unsecured notes.
–We have £6.3bn outstanding under the TFS and £11.7bn outstanding under the TFSME.
–Maturities in 2020 were £16.5bn (2019: £8.1bn). At 31 December 2020, 68% (2019: 67%) of wholesale funding had a maturity of greater than one year, with an overall residual duration of 38 months (2019: 33 months).
–In 2020, c£4.3bn of medium-term funding was left in US Dollars and a further £0.7bn in Euro. These balances were used to fund customer assets and our HQLA portfolio.
–Our level of encumbrance from external and internal issuance of securitisations and covered bonds was broadly static in 2020, as planned.
Reconciliation of wholesale funding to the balance sheet (audited)
This table reconciles our wholesale funding to our balance sheet at 31 December 2020 and 31 December 2019..

		Balance sheet line item
	Funding analysis	Deposits by banks(3)	Deposits by customers(1)	Repurchase agreements - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments(2)
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	—	—	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.7	—	—	—	—	5.7	—	—
Senior unsecured – public benchmark	15.4	—	7.8	—	—	7.6	—	—
–privately placed	1.1	—	0.1	—	0.9	0.1	—	—
Covered bonds	17.9	—	—	—	—	17.9	—	—
Securitisation and structured issuance	2.8	—	—	—	0.5	2.3	—	—
Term Funding Scheme	6.3	6.3	—	—	—	—	—	—
TFSME	11.7	11.7	—	—	—	—	—	—
Subordinated liabilities and equity	4.4	—	—	—	—	—	2.2	2.2
Total wholesale funding	65.3	18.0	7.9	—	1.4	33.6	2.2	2.2
Repos	15.8	—	—	15.8	—	—	—	—
Foreign exchange and hedge accounting	2.5	—	0.2	—	—	2.0	0.3	—
Other	3.0	3.0	—	—	—	—	—	—
Balance sheet total	86.6	21.0	8.1	15.8	1.4	35.6	2.5	2.2

2019
Deposits by banks	0.3	0.3	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.8	—	—	—	—	5.8	—	—
Senior unsecured – public benchmark	18.8	—	8.6	—	—	10.2		—
–privately placed	2.7	—	0.1	—	1.0	1.6	—	—
Covered bonds	18.2	—	—	—	—	18.2	—	—
Securitisation and structured issuance	5.6	—	—	1.4	0.5	3.7	—	—
Term Funding Scheme	10.8	10.8	—	—	—	—	—	—
TFSME	—	—	—	—	—	—	—	—
Subordinated liabilities and equity	5.2	—	—	—	—	—	3.0	2.2
Total wholesale funding	67.4	11.1	8.7	1.4	1.5	39.5	3.0	2.2
Repos	16.9	—	—	16.9	—	—	—	—
Foreign exchange and hedge accounting	2.5	—	0.4	—	—	1.6	0.5	—
Other	3.5	3.3	—	—	0.2	—	—	—
Balance sheet total	90.3	14.4	9.1	18.3	1.7	41.1	3.5	2.2
(1)This is included in our balance sheet total of £195,135m (2019: £181,883m).
(2)Consists of £nil (2019: £nil ) fixed/floating rate non-cumulative callable preference shares, £235m (2019: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £1,956m (2019: £1,956m) Perpetual Capital Securities . See Notes 33 and 34 to the Consolidated Financial Statements.
(3)Other consists of items in the course of transmission and other deposits, excluding the TFS. See Note 24 to the Consolidated Financial Statements.
Maturity profile of wholesale funding (audited)
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	0.7	—	—	1.1	—	1.8	1.2	4.8	1.3	9.1
–privately placed	—	—	—	—	—	—	—	—	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	—	—	—	—	0.8	1.5	0.4	2.7
	0.7	—	—	1.1	—	1.8	2.0	6.3	1.8	11.9
Other Santander UK plc
Certificates of deposit and commercial paper	0.7	3.7	1.2	—	0.1	5.7	—	—	—	5.7
Senior unsecured – public benchmark	0.4	—	1.6	—	0.8	2.8	0.6	2.6	0.3	6.3
–privately placed	—	0.3	—	—	0.1	0.4	—	0.2	0.4	1.0
Covered bonds	—	—	3.7	1.7	—	5.4	1.7	6.4	4.4	17.9
Securitisation & structured issuance(2)	0.2	—	—	0.2	—	0.4	0.9	0.3	—	1.6
Term Funding Scheme	—	1.5	1.5	1.0	—	4.0	2.3	—	—	6.3
TFSME	—	—	—	—	—	—	—	11.7	—	11.7
Subordinated liabilities	—	—	—	—	—	—	—	0.5	1.2	1.7
	1.3	5.5	8.0	2.9	1.0	18.7	5.5	21.7	6.3	52.2
Other group entities
Securitisation & structured issuance(3)	0.2	0.1	—	0.1	0.2	0.6	0.4	0.2	—	1.2

Total at 31 December 2020	2.2	5.6	8.0	4.1	1.2	21.1	7.9	28.2	8.1	65.3
Of which: –Secured	0.4	1.6	5.2	3.0	0.2	10.4	5.3	18.6	4.4	38.7
–Unsecured	1.8	4.0	2.8	1.1	1.0	10.7	2.6	9.6	3.7	26.6

2019
Total at 31 December 2019	1.7	5.5	4.7	2.1	8.5	22.5	16.6	18.5	9.8	67.4
Of which:
–Secured	0.2	0.1	2.7	0.3	5.8	9.1	11.5	10.4	3.6	34.6
–Unsecured	1.5	5.4	2.0	1.8	2.7	13.4	5.1	8.1	6.2	32.8
(1)95% of Senior Unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of England for Internal MREL.
(2)Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.
Currency composition of wholesale funds (audited)
This table shows our wholesale funding by major currency at 31 December 2020 and 31 December 2019.

	2020				2019
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	10	62	28	—	11	65	22	2
–privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	73	27	—	—	67	33	—	—
	24	53	22	1	25	56	16	3
Other Santander UK plc
Deposits by banks	—	—	—	—	3	97	—	—
Certificates of deposit and commercial paper	51	44	4	1	45	54	1	—
Senior unsecured – public benchmark	10	73	17	—	14	54	32	—
–privately placed	41	37	10	12	21	15	59	5
Covered bonds	48	5	46	1	54	—	45	1
Securitisation & structured issuance	77	23	—	—	72	28	—	—
Term Funding Scheme	100	—	—	—	100	—	—	—
TFSME	100	—	—	—	—	—	—	—
Subordinated liabilities	63	37	—	—	49	51	—	—
	63	18	19	—	54	22	24	—
Other group entities
Securitisation & structured issuance	100	—	—	—	95	5	—	—

Total	57	24	19	—	50	27	22	1
Term issuance (audited)
In 2020, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Total 2020	Total 2019
	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	—	0.8	0.6	1.4	—
Subordinated debt and equity (inc. AT1)	—	—	—	—	0.5
	—	0.8	0.6	1.4	0.5
Other Santander UK plc
Covered bonds	1.0	0.9	1.1	3.0	2.9
Senior unsecured – public benchmark	—	1.0	—	1.0	0.9
TFSME	11.7	—	—	11.7	—
	12.7	1.9	1.1	15.7	3.8
Other group entities
Securitisations	—	—	—	—	0.2
Total gross issuances	12.7	2.7	1.7	17.1	4.5
We have encumbered an asset if we have pledged or transferred it as collateral against an existing liability. This means it is no longer available to secure funding, meet our collateral needs or be sold to reduce future funding needs. Being able to pledge or transfer assets as collateral is an integral part of a financial institution’s operations. We do various things that lead to asset encumbrance. These include where we:
–Enter into securitisation, covered bonds, and repurchase agreements (including central bank programmes) to access medium and long-term funding
–Enter into short-term funding transactions. These include repurchase agreements and stock borrowing transactions as part of our operational liquidity management
–Pledge collateral as part of participating in payment and settlement systems
–Post collateral as part of derivatives activity.
We monitor our mix of secured and unsecured funding sources in our funding plan. We aim to use our available collateral efficiently to raise secured funding and to meet our other collateralised obligations.
Our biggest source of encumbrance is where we use our mortgage portfolio to raise funds through securitisation, covered bonds or other structured borrowing. We control our levels of encumbrance from these by setting a minimum level of unencumbered assets that must be available after we factor in our future funding plans, whether we can use our assets for our future collateral needs, the impact of a possible stress and our current level of encumbrance.
Assets classified as readily available for encumbrance include cash and securities we hold in our eligible liquidity pool. They also include other unencumbered assets that give us a source of contingent liquidity. We do not rely on these extra unencumbered assets in our LRA, but we might use some of them in a time of stress. We can create liquidity by using them as collateral for secured funding or through outright sale.
Loans and advances to customers are only classified as readily available for encumbrance if they are already in a form we can use to raise funding without any other actions on our part. This includes excess collateral that is already in a secured funding structure. It also includes collateral that is pre-positioned at central banks and is available for use in secured funding.
All other loans and advances are classified as not readily available for encumbrance, however, may still be suitable for use in secured funding structures.
Encumbrance of customer loans and advances
We have issued prime retail mortgage-backed and other asset-backed securitised products to a diverse investor base through our mortgage-backed and other asset-backed funding programmes.
We have raised funding with mortgage-backed notes, both issued to third parties and retained – the latter being central bank eligible collateral for funding purposes in other Bank of England facilities. We also have a covered bond programme, under which we issue securities to investors secured by a pool of residential mortgages.
For more on how we have issued notes from our secured programmes externally and also retained them, and what we have used them for, see Notes 14 and 26 to the Consolidated Financial Statements in the 2020 Annual Report.
On-balance sheet encumbered and unencumbered assets (audited)

	Encumbered with counterparties other than central banks						Unencumbered assets not pre-positioned with central banks
	Covered bonds	Securitis- ations	Other	Total	Assets positioned at central banks(3)	Readily available	Other available assets	Cannot be encumbered	Total	Total assets
2020	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	985	985	854	39,411	—	—	40,265	41,250
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	3,406	3,406	3,406
–Other financial assets at FVTPL	—	—	—	—	—	—	—	208	208	208
Financial assets at amortised cost:
–Loans and advances to customers	23,669	7,469	184	31,322	61,292	74,758	19,801	21,577	177,428	208,750
–Loans and advances to banks	—	—	804	804	—	—	—	878	878	1,682
–Repurchase agreements – non trading	—	—	—	—	—	—	—	19,599	19,599	19,599
–Other financial assets at amortised cost	—	—	648	648	—	515	—	—	515	1,163
Financial assets at FVOCI	—	—	5,581	5,581	—	3,369	—	—	3,369	8,950
Interests in other entities	—	—	—	—	—	—	—	172	172	172
Intangible assets	—	—	—	—	—	—	—	1,646	1,646	1,646
Property, plant and equipment	—	—	—	—	—	—	1,734	—	1,734	1,734
Current tax assets	—	—	—	—	—	—	—	264	264	264
Retirement benefit assets	—	—	—	—	—	—	—	495	495	495
Other assets	—	—	—	—	—	—	—	3,013	3,013	3,013
Total assets	23,669	7,469	8,202	39,340	62,146	118,053	21,535	51,258	252,992	292,332

2019
Cash and balances at central banks(1)(2)	—	—	1,080	1,080	707	19,393	—	—	20,100	21,180
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	3,316	3,316	3,316
–Other financial assets at FVTPL	—	—	—	—	—	—	—	386	386	386
Financial assets at amortised cost:
–Loans and advances to customers	23,310	12,915	332	36,557	55,273	76,567	22,875	16,015	170,730	207,287
–Loans and advances to banks	—	—	403	403	—	—	—	1,452	1,452	1,855
–Repurchase agreements – non trading	—	—	—	—	—	—	—	23,636	23,636	23,636
–Other financial assets at amortised cost	—	—	3,026	3,026	—	4,030	—	—	4,030	7,056
Financial assets at FVOCI	—	—	6,009	6,009	—	3,738	—	—	3,738	9,747
Interests in other entities	—	—	—	—	—	—	—	117	117	117
Intangible assets	—	—	—	—	—	—	—	1,766	1,766	1,766
Property, plant and equipment	—	—	—	—	—	—	1,967	—	1,967	1,967
Current tax assets	—	—	—	—	—	—	—	200	200	200
Retirement benefit assets	—	—	—	—	—	—	—	669	669	669
Other assets	—	—	—	—	—	—	—	2,520	2,520	2,520
Total assets	23,310	12,915	10,850	47,075	55,980	103,728	24,842	50,077	234,627	281,702
(1)Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)Comprises pre-positioned assets and encumbered assets.